INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of income tax expense/ (benefit)

	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax	77,274	85,198	410,106
Deferred tax	(157,885)	84,991	(109,594)
Total	(80,611)	170,189	300,512

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income before provision for income taxes	(773,359)	1,203,173	1,495,383
Statutory tax rate in the PRC	25%	25%	25%
Income tax (benefits)/expenses at statutory tax rate	(193,340)	300,793	373,846
Non-deductible expenses	9,126	12,663	365
Research and development super deduction	(5,460)	(8,508)	(5,697)
Effect of income not taxable	—	(24,604)	(29,398)
Effect of tax holiday and preferential tax rate	(178,938)	(132,485)	(45,074)
Adjustment on current income tax of the prior periods	6	(5,614)	(9,085)
Effect of different tax rates of subsidiaries operating in other jurisdictions	13,641	28,072	5,731
Effect of reversal of withholding income tax	(20,000)	—	—
Change in valuation allowance	294,354	(128)	9,824
Income tax (benefits)/expenses	(80,611)	170,189	300,512

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(178,938)	(132,485)	(45,074)
The aggregate effect on basic and diluted net income per share:
- Basic	(0.9924)	(0.7838)	(0.2580)
- Diluted	(0.9924)	(0.7766)	(0.2570)

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Deferred revenue	3,095	10,783
Refund liabilities	860	—
Accrued expenses and other liabilities	18,068	15,402
Fair value changes	17,794	17,556
Allowance for uncollectible receivables	113,638	113,836
Amortization difference of long-term assets	13,601	—
Valuation allowance (i)	(38,050)	(40,567)
Total	129,006	117,010

Deferred tax liabilities:
Contract assets, net	224,086	105,252
Contract cost	2,944	188
Intangible assets	7,123	7,123
Total	234,153	112,563

Net deferred tax (liabilities)/assets	(105,147)	4,447
(i)	A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, forecasts of future profitability, existence of taxable temporary differences and reversal periods. The valuation allowance is considered on an individual entity basis. The Group has recognized a valuation allowance against deferred tax assets of RMB38,050 and RMB40,567 for the years ended December 31, 2021 and 2022, respectively.